Product Sales	12 Months Ended
Sep. 01, 2016
Segment Reconciliation [Abstract]
Product Sales
Product Sales

For the year ended	2016	2015	2014
DRAM	$7,207	$10,339	$11,164
Non-Volatile Memory
Trade	4,138	4,811	3,993
Non-Trade	501	463	475
Other	553	579	726
	$12,399	$16,192	$16,358

Trade Non-Volatile Memory includes NAND Flash and 3D XPoint memory. Non-Trade Non-Volatile Memory primarily consists of Non-Volatile Memory products manufactured and sold to Intel through IMFT at long-term negotiated prices approximating cost. Sales of MCP products, which combine both NAND Flash and DRAM components, are reported within Trade Non-Volatile Memory. Sales of NOR Flash products are included in Other.